Long-Term Debt - Covenant Description and Compliance (Details)	12 Months Ended
Dec. 31, 2017
Debt instrument covenant compliance	As of December 31, 2017, the Company was in compliance with the covenants regarding its secured credit facilities.
Secured Credit Facility at March 19, 2012
Debt instrument covenant compliance	As of December 31, 2016, the Company was in breach of certain financial covenants regarding its secured credit facility dated March 19, 2012 and had not made principal repayments and interest payments under this agreement. As a result of this non-compliance and in accordance with guidance related to the classification of obligations that are callable by the creditor, the Company classified the respective bank loan amounting to $14,935 as current liability at December 31, 2016.
Secured Credit Facility at June 22, 2017
Debt instrument covenant description	The Company's secured credit facility dated June 22, 2017 is secured by first priority mortgage over the Company's VLGCs, corporate guarantees, first priority assignments of all freights, earnings, insurances and requisition compensation. The loan contains customary financial covenants that restrict, without the bank's prior consent, changes in management and ownership of the vessels, the incurrence of additional indebtedness and mortgaging of vessels and changes in the general nature of the Company's business. The loans also contain certain financial covenants relating to the Company's financial position and operating performance, such as maintaining liquidity above a certain level. The Company's secured credit facility imposes operating and negative covenants on the Company and its subsidiaries. These covenants may limit the ability of certain of the Company's subsidiaries to, among other things, without the relevant lenders' prior consent (i) incur additional indebtedness, (ii) change the flag, class or management of the vessel mortgaged under such facility, (iii) create or permit to exist liens on their assets, (iv) make loans, (v) make investments or capital expenditures, and (vi) undergo a change in ownership or control.